State Street Industrial Select Sector SPDR ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Industrial Select Sector Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.42%	13.66%		13.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.58%	14.82%
State Street Industrial Select Sector SPDR ETF
Prospectus [Line Items]
Average Annual Return, Percent	19.31%	13.55%		13.31%
State Street Industrial Select Sector SPDR ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.93%	13.14%		12.82%
State Street Industrial Select Sector SPDR ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.68%	10.79%		11.01%